EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.10 - Schedule 1

ALT ID	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
2136839	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Disclosure	XX: Appraisal Not Provided to Applicant	Resolved-Lender provided documentation of the appraisal being sent to the borrower. - Due Diligence Vendor-XX/XX/XXXX

Resolved-ECOA Compliant: Appraisal present; evidence appraisal was provided to applicant. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. We had it in disclosure tracking, we can use either as the econsent was giving on 1.15 and both were sent after the consent provided and well before 3 days of closing. - Buyer-XX/XX/XXXX

Open-ECOA Non-Compliant: Appraisal present; no evidence appraisal was provided to applicant. Appraisal present; no evidence appraisal was provided to applicant. - Due Diligence Vendor-XX/XX/XXXX	Resolved-Lender provided documentation of the appraisal being sent to the borrower. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-ECOA Compliant: Appraisal present; evidence appraisal was provided to applicant. - Due Diligence Vendor-XX/XX/XXXX

																XXXXX.pdf Appraisal delivery to borrower.pdf			CA	Second Home	Purchase	NA	XXXX	N/A	N/A
2137558	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Lender provided the Note and HUD Settlement statement to verify the subordinate lien. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please be more specific as to what is needed, please see attached - Buyer-XX/XX/XXXX

Counter-The 1008 indicates a subordinate lien, XXXXX statement or closing disclosure is needed to verify this lien. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

													Open-Missing documentation of the Subordinate Lien listed on the 1008, - Due Diligence Vendor-XX/XX/XXXX		Resolved-Lender provided the Note and HUD Settlement statement to verify the subordinate lien. - Due Diligence Vendor-XX/XX/XXXX	1008.pdf HUD.pdf Note.pdf			CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	XXXX	N/A	N/A
2137563	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Waived	2 - Non-Material	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Finding is non-material, and loan XXXXX be graded a B.
 - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

Open-Housing History Does Not Meet Guideline Requirements In accordance with lender guidelines (Section 3.4.2), DSCR loans for borrowers residing rent-free require a management review and exception. Currently, the audit team is unable to locate the documented approval for this exception in the loan file. - Due Diligence Vendor-XX/XX/XXXX	Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. Finding is non-material, and loan XXXXX be graded a B.
 - Due Diligence Vendor-XX/XX/XXXX

																Exception.pdf		FICO 744, 84>660 min Subject Mortgage 0x30x12 vs 1x30x12 LTV 67.72%, 7.28 < 75% max LTV	GA	Investment	Refinance	Cash Out - Other	XXXX	Originator Pre-Close	Yes
2165600	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	XX: Most Recent Primary Appraisal Not Provided to Applicant	Resolved-HPML Compliant: Evidence provided of delivery of most recent primary appraisal to applicant. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Escalated it was delivered on XX/XX as part of the disclosures please look at the PDF. - Seller-XX/XX/XXXX

Counter-The appraisal signature date is dated XX/XX/XXXX, however the appraisal was delivered on XX/XX/XXXX - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

													Open-HPML Non-Compliant: Most Recent Primary Appraisal Not Provided to Applicant. HPML: Most Recent Primary Appraisal Date of XX/XX/XXXX is after the Primary Appraisal Delivery Date of XX/XX/XXXX. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Escalated it was delivered on XX/XX as part of the disclosures please look at the PDF. - Seller-XX/XX/XXXX	Resolved-HPML Compliant: Evidence provided of delivery of most recent primary appraisal to applicant. - Due Diligence Vendor-XX/XX/XXXX	XXXXX.pdf			FL	Primary Residence	Refinance	Cash Out - Other	XXXX	N/A	N/A
2165600	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	XX: Most Recent Primary Appraisal Not Provided to Applicant	Resolved-ECOA Compliant: Evidence provided of delivery of most recent primary appraisal to applicant. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Waive - Buyer-XX/XX/XXXX

													Open-ECOA Non-Compliant: Most Recent Primary Appraisal Not Provided to Applicant. ECOA: Most Recent Primary Appraisal Date of XX/XX/XXXX is after the Primary Appraisal Delivery Date of XX/XX/XXXX. - Due Diligence Vendor-XX/XX/XXXX		Resolved-ECOA Compliant: Evidence provided of delivery of most recent primary appraisal to applicant. - Due Diligence Vendor-XX/XX/XXXX				FL	Primary Residence	Refinance	Cash Out - Other	XXXX	N/A	N/A
2165600	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Eligibility	Appraisal Transfer Does Not Meet Guideline Requirements	Resolved-Lender provided the appraisal invoice - Due Diligence Vendor-XX/XX/XXXX

Resolved-Appraisal Transfer Meets Guideline Requirements - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

													Open-Appraisal Transfer Does Not Meet Guideline Requirements. Appraisal transfer documentation is missing the appraisal invoice. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Lender provided the appraisal invoice - Due Diligence Vendor-XX/XX/XXXX Resolved-Appraisal Transfer Meets Guideline Requirements - Due Diligence Vendor-XX/XX/XXXX	invoice.pdf			FL	Primary Residence	Refinance	Cash Out - Other	XXXX	N/A	N/A
2167198	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (XXXX)	Resolved-Lender provided the Change of Circumstance form adding the fee. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Open-A Lender Credit for Excess Charges of ($X,XXX.XX), Principal Reduction for Excess Charges of ($X,XXX.XX), and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Entity Review Fee on CD dated XX/XX/XXXX is $X,XXX.XX. LE dated XX/XX/XXXX does not lists fee. This fee is in a 0% tolerance section. Lender tolerance cure of $X,XXX.XX is required. Section J reflects $X,XXX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Entity Review Fee. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

													Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Lender provided the Change of Circumstance form adding the fee. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX.pdf			CA	Second Home	Purchase	NA	XXXX	N/A	N/A
2167198	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (XXXX)	Resolved-Lender provided the Change of Circumstance form adding the fee. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

Open-A Lender Credit for Excess Charges of ($X,XXX.XX), Principal Reduction for Excess Charges of ($X,XXX.XX), and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Entity Review Fee on CD dated XX/XX/XXXX is $X,XXX.XX. LE dated XX/XX/XXXX does not lists fee. This fee is in a 0% tolerance section. Lender tolerance cure of $X,XXX.XX is required. Section J reflects $X,XXX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Entity Review Fee. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

													Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Lender provided the Change of Circumstance form adding the fee. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX.pdf			CA	Second Home	Purchase	NA	XXXX	N/A	N/A
2167195	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date	Resolved-Lender provided the initial CD - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

Open-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XX/XX/XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(XXXXX)) The initial CD is missing from the loan file. Additional conditions may apply. No Cure. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

													Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Lender provided the initial CD - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX.pdf			FL	Primary Residence	Purchase	NA	XXXX	N/A	N/A
2167197	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)	Resolved-Lender provided a PCCD. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Open-The disclosed finance charge ($X,XXX.XX) is ($X,XXX.XX) below the actual finance charge($X,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $X,XXX.XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) . - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

Open-The disclosed finance charge ($X,XXX.XX) is ($X,XXX.XX) below the actual finance charge($X,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $X,XXX.XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) It appears the lender did not include the Document Storage and E Loan Document fees in the amount of $X,XXX.XX in the calculation.
Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, and Proof of Delivery to Borrower.
 - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

													Open- - Due Diligence Vendor-XX/XX/XXXX		Resolved-Lender provided a PCCD. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXX.pdf			CA	Primary Residence	Purchase	NA	XXXX	N/A	N/A
2173095	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding XXXXX be rated a B for S&P. All other agencies XXXXX be rated as A. - Due Diligence Vendor-XX/XX/XXXX

													Open-S&P value equals B, secondary product within tolerance. This finding XXXXX be rated a B for S&P. All other agencies XXXXX be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding XXXXX be rated a B for S&P. All other agencies XXXXX be rated as A. - Due Diligence Vendor-XX/XX/XXXX				OH	Primary Residence	Refinance	Cash Out - Other	XXXX	Investor Post-Close	No
2177300	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Missing Doc	XX: Most Recent Primary Appraisal Not Provided to Applicant	Acknowledged-Lender acknowledged. this finding is non-material and XXXXX be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX
Acknowledged-Lender acknowledged. - Due Diligence Vendor-XX/XX/XXXX
Open-HPML Non-Compliant: Most Recent Primary Appraisal Not Provided to Applicant. HPML: Most Recent Primary Appraisal Date of XX/XX/XXXX is after the Primary Appraisal Delivery Date of XX/XX/XXXX. - Due Diligence Vendor-XX/XX/XXXX	Acknowledged-Lender acknowledged. this finding is non-material and XXXXX be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX

 Acknowledged-Lender acknowledged. - Due Diligence Vendor-XX/XX/XXXX

																			IL	Primary Residence	Purchase	NA	XXXX	Investor Post-Close	No
2177300	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Missing Doc	XX: Most Recent Primary Appraisal Not Provided to Applicant	Acknowledged-Lender acknowledged. this finding is non-material and XXXXX be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX

													Open-ECOA Non-Compliant: Most Recent Primary Appraisal Not Provided to Applicant. ECOA: Most Recent Primary Appraisal Date of XX/XX/XXXX is after the Primary Appraisal Delivery Date of XX/XX/XXXX. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-Lender acknowledged. this finding is non-material and XXXXX be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX				IL	Primary Residence	Purchase	NA	XXXX	Investor Post-Close	No
2177304	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

													Open-Hazard Insurance Policy XXXXXXXXX Provided Policy XXXXXX is missing in document - Due Diligence Vendor-XX/XX/XXXX		Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-XX/XX/XXXX	XXXXX.pdf			IL	Primary Residence	Purchase	NA	XXXX	N/A	N/A
2177310	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Credit	Eligibility	Appraisal Transfer Does Not Meet Guideline Requirements	Resolved-Lender provided the appraisal invoice. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Appraisal Transfer Meets Guideline Requirements - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

													Open-Appraisal Transfer Does Not Meet Guideline Requirements. missing appraisal invoice - Due Diligence Vendor-XX/XX/XXXX		Resolved-Lender provided the appraisal invoice. - Due Diligence Vendor-XX/XX/XXXX Resolved-Appraisal Transfer Meets Guideline Requirements - Due Diligence Vendor-XX/XX/XXXX	invoice.pdf			NJ	Primary Residence	Refinance	Cash Out - Other	XXXX	N/A	N/A
2180000	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Acknowledged-A lender exception is present in the loan file, dated prior to consummation, providing adequate compensating factors - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX

Open-Housing History Does Not Meet Guideline Requirements In accordance with lender guidelines (Section 3.4.2), DSCR loans for borrowers residing rent-free require management review and exception. Currently, the audit team is unable to locate the documented approval for this exception in the loan file.
													- Due Diligence Vendor-XX/XX/XXXX		Acknowledged-A lender exception is present in the loan file, dated prior to consummation, providing adequate compensating factors - Due Diligence Vendor-XX/XX/XXXX	Exception.pdf		DSCR 1.33 > 1.0 Min. All Trades 0X 30.	CT	Investment	Purchase	NA	XXXX	Originator Pre-Close	Yes
2179999	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Property	Appraisal	Missing Secondary Valuation	Resolved-Thank you for providing the updated appraisal. Resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Please see revised appraisal, the appraiser made an error and added his comments - Buyer-XX/XX/XXXX

													Open-A valid secondary valuation supporting the origination appraisal value is not present. While the secondary valuation was provided, the desk review reflects the appraised value was $X,XXX.XXK, however, the appraisal in file reflects a value of $X,XXX.XXK. Audit could not locate the appraisal for $X,XXX.XXK. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Thank you for providing the updated appraisal. Resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXX.pdf			NY	Investment	Purchase	NA	XXXX	N/A	N/A
2179991	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	2 - Non-Material	Compliance	Missing Doc	XX: Most Recent Primary Appraisal Not Provided to Applicant	Acknowledged-Lender acknowledged. This finding is non-material and XXXXX be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Please waive - Buyer-XX/XX/XXXX

Open-ECOA Non-Compliant: Most Recent Primary Appraisal Not Provided to Applicant. ECOA: Most Recent Primary Appraisal Date of XX/XX/XXXX is after the Primary Appraisal Delivery Date of XX/XX/XXXX.
													- Due Diligence Vendor-XX/XX/XXXX		Acknowledged-Lender acknowledged. This finding is non-material and XXXXX be rated a B for all agencies. - Due Diligence Vendor-XX/XX/XXXX				FL	Primary Residence	Purchase	NA	XXXX	Investor Post-Close	No
2179993	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding XXXXX be rated a B for S&P. All other agencies XXXXX be rated as A. S&P RA Only - Value grade equals B, secondary product within tolerance. This finding XXXXX be rated a B for S&P. All other agencies XXXXX be rated as A. - Due Diligence Vendor-XX/XX/XXXX	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding XXXXX be rated a B for S&P. All other agencies XXXXX be rated as A. S&P RA Only - Value grade equals B, secondary product within tolerance. This finding XXXXX be rated a B for S&P. All other agencies XXXXX be rated as A. - Due Diligence Vendor-XX/XX/XXXX

																			ID	Primary Residence	Refinance	Cash Out - Other	XXXX	Investor Post-Close	No
2180004	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Resolved	1 - Information	Compliance	Missing Doc	Missing Final Loan Calculations	Resolved-The final loan calculations—including the Total of Payments, Finance Charge, APR, and Amount Financed were provided, testing passes, condition resolved. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Due Diligence Vendor-XX/XX/XXXX

Open-The subject loan is subject to predatory lending testing. Provide the final loan calculations (TOP, Finance Charge, APR) for accurate testing, either on the final CD or as an addendum to the Settlement Statement. The loan is subject to high-cost testing for DSCR loans in Illinois, Minnesota, and Virginia. Please provide the final loan calculations (Total of Payments, Finance Charge, APR, and Amount Financed) via the final Closing Disclosure (CD), Truth in Lending (TIL) statement, or as a Settlement Statement addendum to ensure accurate testing.
													- Due Diligence Vendor-XX/XX/XXXX		Resolved-The final loan calculations—including the Total of Payments, Finance Charge, APR, and Amount Financed were provided, testing passes, condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXX.pdf			VA	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
2179994	XXXXX	XXXX	XXXX	Closed	XX/XX/XXXX	XX/XX/XXXX	Acknowledged	1 - Information	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding XXXXX be rated a B for S&P. All other agencies XXXXX be rated as A. - Due Diligence Vendor-XX/XX/XXXX

													Open-S&P value equals B, secondary product within tolerance. This finding XXXXX be rated a B for S&P. All other agencies XXXXX be rated as A. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-S&P value equals B, secondary product within tolerance. This finding XXXXX be rated a B for S&P. All other agencies XXXXX be rated as A. - Due Diligence Vendor-XX/XX/XXXX				UT	Primary Residence	Purchase	NA	XXXX	Investor Post-Close	No